The Saratoga Advantage Trust

Supplement dated April 20, 2012 to the Class A Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Fees and Expenses” located on page 1 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

U.S. Government Money Market Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price) (1)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (2)	NONE
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	0.505%
Total Annual Portfolio Operating Expenses	1.38%

(1)   Reduced for purchases of $50,000 or more by certain investors. (See “Shareholder Information - Reduced  Sales Charge” section.)

(2)   Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See “Shareholder Information-Contingent Deferred  Sales Charge” section.)

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$707	$987	$1,287	$2,137

Reference is made to the section entitled “PORTFOLIO SUMMARY: INVESTMENT QUALITY BOND PORTFOLIO”, subsection “Fees and Expenses” located on page 6 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Investment Quality Bond Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price) (1)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (2)	NONE
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	0.97%
Total Annual Portfolio Operating Expenses	1.92%

(1)    Reduced for purchases of $50,000 or more by certain investors. (See “Shareholder Information -Reduced Sales Charge” section.)

(2)   Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See “Shareholder Information - Contingent Deferred Sales Charge” section.)

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$759	$1,143	$1,552	$2,689

Reference is made to the section entitled “PORTFOLIO SUMMARY: MUNICIPAL BOND PORTFOLIO”, subsection “Fees and Expenses” located on page 12 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 4 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Municipal Bond Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price) (1)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (2)	NONE
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	1.05%
Acquired Fund Fees and Expenses (3)	0.02%
Total Annual Portfolio Operating Expenses	2.02%

(1)    Reduced for purchases of $50,000 or more by certain investors. (See “Shareholder Information -Reduced Sales Charge” section.)

(2)  Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See “Shareholder Information - Contingent Deferred Sales Charge” section.)

(3)

   Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap.   The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$768	$1,172	$1,600	$2,788

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION VALUE PORTFOLIO”, subsection “Fees and Expenses” located on page 18 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Large Capitalization Value Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price) (1)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (2)	NONE
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	0.97%
Total Annual Portfolio Operating Expenses	2.02%

(1)    Reduced for purchases of $50,000 or more by certain investors. (See “Shareholder Information-Reduced Sales Charge” section.)

(2)   Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See “Shareholder Information-Contingent Deferred Sales Charge” section.)

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$768	$1,172	$1,600	$2,788

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION GROWTH PORTFOLIO”, subsection “Fees and Expenses” located on page 23 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Large Capitalization Growth Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price) (1)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (2)	NONE
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	0.84%
Total Annual Portfolio Operating Expenses	1.89%

(1)    Reduced for purchases of $50,000 or more by certain investors. (See “Shareholder Information- Reduced Sales Charge” section.)

(2)  Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See “Shareholder Information - Contingent Deferred Sales Charge” section.)

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$756	$1,135	$1,538	$2,659

Reference is made to the section entitled “PORTFOLIO SUMMARY: MID CAPITALIZATION PORTFOLIO”, subsection “Fees and Expenses” located on page 29 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 4 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Mid Capitalization Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price) (1)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (2)	NONE
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	1.09%
Acquired Fund Fees and Expenses (3)	0.01%
Total Annual Portfolio Operating Expenses	2.25%

(1)     Reduced for purchases of $50,000 or more by certain investors. (See “Shareholder Information Reduced Sales Charge” section.).

(2)    Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See “Shareholder Information-Contingent Deferred Sales Charge” section.)

(3)   Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap.   The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$790	$1,238	$1,711	$3,011

Reference is made to the section entitled “PORTFOLIO SUMMARY: SMALL CAPITALIZATION PORTFOLIO”, subsection “Fees and Expenses” located on page 36 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 4 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Small Capitalization Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price) (1)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)(2)	NONE
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service ( 12b-1) Fees	0.40%
Other Expenses	1.09%
Acquired Fund Fees and Expenses (3)	0.01%
Total Annual Portfolio Operating Expenses	2.15%

(1) Reduced for purchases of $50,000 or more by certain investors. (See “Shareholder Information Reduced Sales Charge” section.)

(2)

Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See “Shareholder Information-Contingent Deferred Sales Charge” section.)

(3)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap.  The Operating Expense in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$781	$1,209	$1,663	$2,915

Reference is made to the section entitled “PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO”, subsection “Fees and Expenses” located on page 41 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

International Equity Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price) (1)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)(2)	NONE
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	1.99%
Total Annual Portfolio Operating Expenses	3.14%

(1)   Reduced for purchases of $50,000 or more by certain investors. (See “Shareholder Information-Reduced Sales Charge” section.)

(2)  Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See “Shareholder Information - Contingent Deferred Sales Charge” section.)

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$874	$1,488	$2,125	$3,825

Reference is made to the section entitled “PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO”, subsection “Fees and Expenses” located on page 47 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Health & Biotechnology Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price) (1)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)(2)	NONE
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	1.09%
Total Annual Portfolio Operating Expenses	2.74%

(1)

  Reduced for purchases of $50,000 or more by certain investors. (See “Shareholder Information- Reduced Sales Charge” section.)

(2)  Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See “Shareholder Information - Contingent Deferred Sales Charge” section.)

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$836	$1,376	$1,941	$3,469

Reference is made to the section entitled “PORTFOLIO SUMMARY: TECHNOLOGY & COMMUNICATIONS PORTFOLIO”, subsection “Fees and Expenses” located on page 54 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 4 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Technology & Communications Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price) (1)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)(2)	NONE
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	1.02%
Acquired Fund Fees and Expenses (3)	0.01%
Total Annual Portfolio Operating Expenses	2.68%

(1)   Reduced for purchases of $50,000 or more by certain investors. (See “Shareholder Information Reduced Sales Charge” section.)

(2)   Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See “Shareholder Information-Contingent Deferred Sales Charge” section.)

(3)   Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap.   The Operating Expenses in the above fee table will not correlate to the expense ratios in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$831	$1,359	$1,913	$3,414

Reference is made to the section entitled “PORTFOLIO SUMMARY: FINANCIAL SERVICES PORTFOLIO”, subsection “Fees and Expenses” located on page 62 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Financial Services Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price) (1)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)(2)	NONE
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service ( 12b-1) Fees	0.40%
Other Expenses	2.96%
Total Annual Portfolio Operating Expenses	4.61%

(1)    Reduced for purchases of $50,000 or more by certain investors.  (See “Shareholder Information-Reduced Sales Charge” section.)

(2)    Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See “Shareholder Information-Contingent Deferred Sales Charge” section.)

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$1,010	$1,886	$2,769	$5,006

Reference is made to the section entitled “PORTFOLIO SUMMARY: ENERGY & BASIC MATERIALS PORTFOLIO”, subsection “Fees and Expenses” located on page 69 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Energy & Basic Materials Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price) (1)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)(2)	NONE
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service ( 12b-1) Fees	0.40%
Other Expenses	1.43%
Total Annual Portfolio Operating Expenses	3.08%

(1)

Reduced for purchases of $50,000 or more by certain investors. (See “Shareholder Information Reduced Sales Charge” section.)

(2)

Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See “Shareholder Information-Contingent Deferred Sales Charge” section.)

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$868	$1,471	$2,098	$3,772

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated April 20, 2012 to the Class B Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: U. S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Fees and Expenses” located on page 1 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

U.S. Government Money Market Portfolio
Shareholder Fees
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	5.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	NONE
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.555%
Total Annual Portfolio Operating Expenses	2.03%

(1)    Reduced for purchases of $50,000 or more by certain investors. (See “Reduced Sales Charge” section.)

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$706	$937	$1,293	$2,101

IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
206	$637	$1,093	$2,101

Reference is made to the section entitled “PORTFOLIO SUMMARY: INVESTMENT QUALITY BOND PORTFOLIO”, subsection “Fees and Expenses” located on page 6 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Investment Quality Bond Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)(1)	5.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.96%
Total Annual Portfolio Operating Expenses	2.51%

(1)   Reduced for purchases of $50,000 or more by certain investors. (See “Shareholder Information- Reduced Sales Charge” section.)

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$754	$1,082	$1,535	$2,600

      IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$254	$782	$1,335	$2,600

Reference is made to the section entitled “PORTFOLIO SUMMARY: MUNICIPAL BOND PORTFOLIO”, subsection “Fees and Expenses” located on page 11of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Municipal Bond Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)(1)	5.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.91%
Acquired Fund Fees and Expenses (2)	0.02%
Total Annual Portfolio Operating Expenses	2.48%

(1)  Reduced for purchases of $50,000 or more by certain investors. (See “Shareholder Information-Reduced Sales Charge” section.)

(2) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$751	$1,073	$1,521	$2,569

      IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$251	$773	$1,321	$2,569

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION VALUE PORTFOLIO”, subsection “Fees and Expenses” located on page 16 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Large Capitalization Value Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)(1)	5.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.94%
Total Annual Portfolio Operating Expenses	2.59%

 (1) Reduced for purchases of $50,000 or more by certain investors. (See “Reduced Sales Charge” section.)

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$762	$1,105	$1,575	$2,681

     IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$262	$805	$1,375	$2,681

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION GROWTH PORTFOLIO”, subsection “Fees and Expenses” located on page 21 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Large Capitalization Growth Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)(1)	5.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.87%
Total Annual Portfolio Operating Expenses	2.52%

(1)    Reduced for purchases of $50,000 or more by certain investors. (See “Reduced Sales Charge” section.)

Example:  This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$755	$1,085	$1,540	$2,610

           IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$255	$785	$1,340	$2,610

Reference is made to the section entitled “PORTFOLIO SUMMARY: MID CAPITALIZATION PORTFOLIO”, subsection “Fees and Expenses” located on page 26 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Mid Capitalization Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	5.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service ( 12b-1) Fees	1.00%
Other Expenses	1.09%
Acquired Fund Fees and Expenses (2)	0.01%
Total Annual Portfolio Operating Expenses	2.85%

(1)   Reduced for purchases of $50,000 or more by certain investors. (See “Shareholder Information Reduced Sales Charge” section.)

(2)  Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap.   The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$788	$1,183	$1,704	$2,938

IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$288	$883	$1,504	$2,938

Reference is made to the section entitled “PORTFOLIO SUMMARY: SMALL CAPITALIZATION PORTFOLIO”, subsection “Fees and Expenses” located on page 33 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Small Capitalization Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	5.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	1.05%
Acquired Fund Fees and Expenses (2)	0.01%
Total Annual Portfolio Operating Expenses	2.71%

(1)    Reduced for purchases of $50,000 or more by certain investors. (See “Shareholder Information Reduced Sales Charge” section.)

(2)  Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap.   The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Investment Quality Bond Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$774	$1,141	$1,635	$2,800

  IF YOU HELDYOUR SHARES

1 Year	3 Years	5 Years	10 Years
$274	$841	$1,435	$2,800

Reference is made to the section entitled “PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO”, subsection “Fees and Expenses” located on page 38 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

International Equity Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	5.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	1.90%
Total Annual Portfolio Operating Expenses	3.65%

(1)

Reduced for purchases of $50,000 or more by certain investors. (See “Shareholder Information-Reduced Sales Charge” section.)

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$867	$1,417	$2,088	$3,686

           IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$367	$1,117	$1,888	$3,686

Reference is made to the section entitled “PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO”, subsection “Fees and Expenses” located on page 43 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Health & Biotechnology Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	5.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	1.07%
Total Annual Portfolio Operating Expenses	3.32%

(1)    Reduced for purchases of $50,000 or more by certain investors. (See “Reduced Sales Charge” section.)

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$835	$1,321	$1,931	$3,386

      IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$335	$1,021	$1,731	$3,386

Reference is made to the section entitled “PORTFOLIO SUMMARY: TECHNOLOGY & COMMUNICATIONS PORTFOLIO”, subsection “Fees and Expenses” located on page 50 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Shareholder Fees	TECHNOLOGY & COMMUNICATIONS PORTFOLIO
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	5.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.94%
Acquired Fund Fees and Expenses (2)	0.01%
Total Annual Portfolio Operating Expenses	3.20%

(1)    Reduced for purchases of $50,000 or more by certain investors. (See “Reduced Sales Charge” section.)

(2)  Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap.   The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$823	$1,286	$1,874	$3,274

IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$323	$986	$1,674	$3,274

Reference is made to the section entitled “PORTFOLIO SUMMARY: FINANCIAL SERVICES PORTFOLIO”, subsection “Fees and Expenses” located on page 58 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Financial Services Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	5.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	2.92%
Total Annual Portfolio Operating Expenses	5.18%

(1)    Reduced for purchases of $50,000 or more by certain investors. (See “Reduced Sales Charge” section.)

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$1,018	$1,850	$2,778	$4,945

IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$518	$1,550	$2,578	$4,945

Reference is made to the section entitled “PORTFOLIO SUMMARY: ENERGY & BASIC MATERIALS PORTFOLIO”, subsection “Fees and Expenses” located on page 65 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Energy & Basic Materials Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	5.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	1.42%
Total Annual Portfolio Operating Expenses	3.67%

(1)     Reduced for purchases of $50,000 or more by certain investors. (See “Shareholder Information-Reduced Sales Charge” section.)

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$869	$1,423	$2,097	$3,704

IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$369	$1,123	$1,897	$3,704

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated April 20, 2012 to the Class C Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Fees and Expenses” located on page 1 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

U.S. Government Money Market Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	1.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.515%
Total Annual Portfolio Operating Expenses	1.99%

(1) Only applicable to redemptions made within one year after purchase. (See "Shareholder Information Contingent Deferred Sales Charge").

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$302	$624	$1,073	$2,317

IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$202	$624	$1,073	$2,317

Reference is made to the section entitled “PORTFOLIO SUMMARY: INVESTMENT QUALITY BOND PORTFOLIO”, subsection “Fees and Expenses” located on page 6 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Investment Quality Bond Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.96%
Total Annual Portfolio Operating Expenses	2.51%

(1)  Only applicable to redemptions made within one year after purchase. (See "Shareholder Information-Contingent Deferred Sales Charge").

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$354	$782	$1,335	$2,846

IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$254	$782	$1,335	$2,846

Reference is made to the section entitled “PORTFOLIO SUMMARY: MUNICIPAL BOND PORTFOLIO”, subsection “Fees and Expenses” located on page 11 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Municipal Bond Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	1.06%
Acquired Fund Fees and Expenses(2)	0.02%
Total Annual Portfolio Operating Expenses	2.63%

(1)   Only applicable to redemptions made within one year after purchase (see "Shareholder Information- Contingent Deferred Sales Charge”).

(2) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap.  The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$366	$817	$1,395	$2,964

IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$266	$817	$1,395	$2,964

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION VALUE PORTFOLIO”, subsection “Fees and Expenses” located on page 17 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Large Capitalization Value Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Management Fees	0.65%
Distribution and/or Service (Rule 12b-1) Fees	1.00%
Other Expenses	0.95%
Total Annual Portfolio Operating Expenses	2.60%

(1)

Only applicable to redemptions made within one year after purchase (see "Shareholder Information-Contingent Deferred Sales Charge").

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$363	$808	$1,380	$2,934

IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$263	$808	$1,380	$2,934

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION GROWTH PORTFOLIO”, subsection “Fees and Expenses” located on page 23 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Large Capitalization Growth Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Management Fees	0.65%
Distribution and/or Service (Rule 12b-1) Fees	1.00%
Other Expenses	0.87%
Total Annual Portfolio Operating Expenses	2.52%

(1)  Only applicable to redemptions made within one year after purchase (see "Contingent Deferred Sales Charge").

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$355	$785	$1,340	$2,856

IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$255	$785	$1,340	$2,856

Reference is made to the section entitled “PORTFOLIO SUMMARY: MID CAPITALIZATION PORTFOLIO”, subsection “Fees and Expenses” located on page 29 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Mid Capitalization Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	1.10%
Acquired Fund Fees and Expenses(2)	0.01%
Total Annual Portfolio Operating Expenses	2.86%

  (1)  Only applicable to redemptions made within one year after purchase (see "Contingent Deferred Sales Charge").

(2) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap.  The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$389	$886	$1,508	$3,185

IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$289	$886	$1,508	$3,185

Reference is made to the section entitled “PORTFOLIO SUMMARY: SMALL CAPITALIZATION PORTFOLIO”, subsection “Fees and Expenses” located on page 36 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Small Capitalization Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	1.06%
Acquired Fund Fees and Expenses(2)	0.01%
Total Annual Portfolio Operating Expenses	2.72%

(1)  Only applicable to redemptions made within one year after purchase (see "Shareholder Information-Contingent Deferred Sales Charge").

(2) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap.  The Operating Expense in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

         IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$375	$844	$1,440	$3,051

IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$275	$844	$1,440	$3,051

Reference is made to the section entitled “PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO”, subsection “Fees and Expenses” located on page 41 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

International Equity Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Management Fees	0.75%
Distribution and/or Service (Rule 12b-1) Fees	1.00%
Other Expenses	1.87%
Total Annual Portfolio Operating Expenses	3.62%

(1)

Only applicable to redemptions made within one year after purchase (see "Shareholder Information- Contingent Deferred Sales Charge").

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

          IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$464	$1,109	$1,873	$3,880

IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$364	$1,109	$1,873	$3,880

Reference is made to the section entitled “PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO”, subsection “Fees and Expenses” located on page 47 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Health & Biotechnology Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Management Fees	1.25%
Distribution and/or Service (Rule 12b-1) Fees	1.00%
Other Expenses	1.09%
Total Annual Portfolio Operating Expenses	3.34%

(1)

Only applicable to redemptions made within one year after purchase (see "Contingent Deferred Sales Charge").

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$437	$1,027	$1,741	$3,631

IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$337	$1,027	$1,741	$3,631

Reference is made to the section entitled “PORTFOLIO SUMMARY: TECHNOLOGY & COMMUNCIATIONS PORTFOLIO”, subsection “Fees and Expenses” located on page 54 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Technology & Communications Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Management Fees	1.25%
Distribution and/or Service (Rule 12b-1) Fees	1.00%
Other Expenses	1.02%
Acquired Fund Fees and Expenses (2)	0.01%
Total Annual Portfolio Operating Expenses	3.28%

(1)  Only applicable to redemptions made within one year after purchase (see "Shareholder Information-Contingent Deferred Sales Charge").

(2) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap.  The Operating Expenses in the above fee table will not correlate to the expense ratios in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$431	$1,010	$1,712	$3,576

IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$331	$1,010	$1,712	$3,576

Reference is made to the section entitled “PORTFOLIO SUMMARY: FINANCIAL SERVICES PORTFOLIO”, subsection “Fees and Expenses” located on page 62 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Financial Services Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Management Fees	1.25%
Distribution and/or Service (Rule 12b-1) Fees	1.00%
Other Expenses	2.94%
Total Annual Portfolio Operating Expenses	5.19%

(1)  Only applicable to redemptions made within one year after purchase (see "Shareholder Information Contingent Deferred Sales Charge").

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$619	$1,553	$2,583	$5,141

IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$519	$1,553	$2,583	$5,141

Reference is made to the section entitled “PORTFOLIO SUMMARY: ENERGY & BASIC MATERIALS PORTFOLIO”, subsection “Fees and Expenses” located on page 69 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Energy & Basic Materials Portfolio
Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price) (1)	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Management Fees	1.25%
Distribution and/or Service (Rule 12b-1) Fees	1.00%
Other Expenses	1.45%
Total Annual Portfolio Operating Expenses	3.70%

(1) Only applicable to redemptions made within one year after purchase (see "Shareholder Information-Contingent Deferred Sales Charge").

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$472	$1,132	$1,911	$3,950

IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$372	$1,132	$1,911	$3,950

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: U. S. GOVERNMENT MONEY MARKET PORTOFLIO”, subsection “Fees and Expenses” located on page 1 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

U.S. Government Money Market Portfolio

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	0.515%
Total Annual Portfolio Operating Expenses	0.99%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,213

Reference is made to the section entitled “PORTFOLIO SUMMARY: INVESTMENT QUALITY BOND PORTOFLIO”, subsection “Fees and Expenses” located on page 5 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Investment Quality Bond Portfolio
Shareholder Fees
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	0.97%
Total Annual Portfolio Operating Expenses	1.52%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$155	$480	$829	$1,813

Reference is made to the section entitled “PORTFOLIO SUMMARY: MUNICIPAL BOND PORTFOLIO”, subsection “Fees and Expenses” located on page 10 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Municipal Bond Portfolio
Shareholder Fees
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	1.05%
Acquired Fund Fees and Expenses (1)	0.02%
Total Annual Portfolio Operating Expenses	1.62%

(1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap.  The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$165	$511	$881	$1,922

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION VALUE PORTFOLIO”, subsection “Fees and Expenses” located on page 15 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Large Capitalization Value Portfolio
Shareholder Fees
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	0.95%
Total Annual Portfolio Operating Expenses	1.60%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$163	$505	$871	$1,900

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION GROWTH PORTFOLIO”, subsection “Fees and Expenses” located on page 20 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Large Capitalization Growth Portfolio
Shareholders Fees
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	0.87%
Total Annual Portfolio Operating Expenses	1.52%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$155	$480	$829	$1,813

Reference is made to the section entitled “PORTFOLIO SUMMARY: MID CAPITALIZATION PORTFOLIO”, subsection “Fees and Expenses” located on page 25 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Mid Capitalization Portfolio
Shareholder Fees
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	1.09%
Acquired Fund Fees and Expenses (1)	0.01%
Total Annual Portfolio Operating Expenses	1.85%

 (1) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap.   The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$188	$582	$1,001	$2,169

Reference is made to the section entitled “PORTFOLIO SUMMARY: SMALL CAPITALIZATION PORTFOLIO”, subsection “Fees and Expenses” located on page 31 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Small Capitalization Portfolio
Shareholder Fees
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service ( 12b-1) Fees	NONE
Other Expenses	1.06%
Acquired Fund Fees and Expenses (1)	0.01%
Total Annual Portfolio Operating Expenses	1.72%

(1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap.   The Operating Expense in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$175	$542	$933	$2,030

Reference is made to the section entitled “PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO”, subsection “Fees and Expenses” located on page 36 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

International Equity Portfolio
Shareholder Fees
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	1.88%
Total Annual Portfolio Operating Expenses	2.63%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$266	$817	$1,395	$2,964

Reference is made to the section entitled “PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO”, subsection “Fees and Expenses” located on page 41of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Health & Biotechnology Portfolio
Shareholder Fees
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	1.09%
Total Annual Portfolio Operating Expenses	2.34%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$237	$730	$1,250	$2,676

Reference is made to the section entitled “PORTFOLIO SUMMARY: TECHNOLOGY & COMMUNICATIONS PORTFOLIO”, subsection “Fees and Expenses” located on page 47 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Technology & Communications Portfolio
Shareholder Fees
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	1.01%
Acquired Fund Fees and Expenses (1)	0.01%
Total Annual Portfolio Operating Expenses	2.27%

 (1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap.   The Operating Expenses in the above fee table will not correlate to the expense ratios in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$230	$709	$1,215	$2,605

Reference is made to the section entitled “PORTFOLIO SUMMARY: FINANCIAL SERVICES PORTFOLIO”, subsection “Fees and Expenses” located on page 54 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Financial Services Portfolio
Shareholder Fees
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	2.94%
Total Annual Portfolio Operating Expenses	4.19%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$421	$1,272	$2,138	$4,364

Reference is made to the section entitled “PORTFOLIO SUMMARY: ENERGY & BASIC MATERIALS PORTFOLIO”, subsection “Fees and Expenses” located on page 60 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Energy & Basic Materials Portfolio
Shareholder Fees
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service ( 12b-1) Fees	NONE
Other Expenses	1.44%
Total Annual Portfolio Operating Expenses	2.69%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$272	$835	$1,425	$3,022

Please retain this supplement for future reference.

The Saratoga Advantage Trust

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SGMXX

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the U.S. Government Money Market Portfolio (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: U. S. GOVERNMENT MONEY MARKET PORTOFLIO”, subsection “Fees and Expenses” located on page 1 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	0. 515%
Total Annual Portfolio Operating Expenses	0.99%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,213

Please retain this supplement for future reference.